Revenues - Summary of Breakdown of Revenues by Sales Channels (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of revenue [line items]
Revenue from contracts with customers	$ 16,995	$ 18,437	$ 13,384
Gas stations [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	6,541	6,673	4,898
Power plants [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	458	474	639
Distribution companies [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	171	179	187
Retail distribution of natural gas [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	170	308	329
Industries, transport and aviation [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	5,163	4,933	2,855
Agriculture [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,804	2,697	1,917
Petrochemical industry [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	614	722	671
Trading [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,043	901	576
Oil companies [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	141	688	570
Commercialization of LPG [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	143	177	149
Other sales channels [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	747	685	593
Upstream [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	171	174	147
Upstream [member] | Other sales channels [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	171	174	147
Downstream [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	14,774	15,898	11,145
Downstream [member] | Gas stations [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	6,541	6,673	4,898
Downstream [member] | Power plants [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	46	13	131
Downstream [member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	4,202	3,890	2,104
Downstream [member] | Agriculture [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,804	2,697	1,917
Downstream [member] | Petrochemical industry [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	614	722	671
Downstream [member] | Trading [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,043	901	576
Downstream [member] | Oil companies [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	141	688	570
Downstream [member] | Commercialization of LPG [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	143	177	149
Downstream [member] | Other sales channels [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	240	137	129
Gas and power [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,815	2,104	1,852
Gas and power [member] | Power plants [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	412	461	508
Gas and power [member] | Distribution companies [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	171	179	187
Gas and power [member] | Retail distribution of natural gas [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	170	308	329
Gas and power [member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	961	1,043	751
Gas and power [member] | Other sales channels [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	101	113	77
Central Administration and Others [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	235	261	240
Central Administration and Others [member] | Other sales channels [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	$ 235	$ 261	$ 240